                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-06652
                                  ---------------------------------------------

                           Julius Baer Investment Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

         330 Madison Avenue, New York, NY                        10017
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Michael Quain, President
                       330 Madison Avenue, New York, NY 10017
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   212-297-3600
                                                   ----------------------------

Date of fiscal year end:  10/31/2003
                        --------------------------
Date of reporting period:   11/01/2002-
                            04/30/2003
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.-

                                                                      JULIUS BAR

Semi-Annual Report
JULIUS BAER INVESTMENT
FUNDS

Julius Baer International Equity Fund

Julius Baer Global Income Fund

Julius Baer Global High Yield Bond Fund

April 30, 2003

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                             MARKET
             FACE                                                             VALUE
CURRENCY     VALUE                                                          (NOTE 1)
--------  -----------                                                      -----------
FOREIGN GOVERNMENT BONDS--31.3%
                       FRANCE--7.7%
                       Government of France
EUR           930,000    4.000% due 10/25/2009...........................  $ 1,061,276
EUR         3,400,000    5.750% due 10/25/2032...........................    4,306,080
                                                                           -----------
                                                                             5,367,356
                                                                           -----------
                       ICELAND--6.0%
                       Housing Finance Fund
ISK        93,045,707    4.750% due 12/15/2022...........................    1,941,738
ISK       107,174,165    4.750% due 12/15/2037...........................    2,253,467
                                                                           -----------
                                                                             4,195,205
                                                                           -----------
                       GERMANY--5.1%
                       Deutschland Republic
EUR         2,890,000    5.250% due 07/04/2010...........................    3,525,220
                                                                           -----------
                       ITALY--4.5%
                       Buoni Poliennali Del Tes
EUR         2,660,000    4.750% due 03/15/2006...........................    3,129,567
                                                                           -----------
                       NEW ZEALAND--3.0%
                       New Zealand Government
NZD         3,670,000    8.000% due 04/15/2004...........................    2,107,243
                                                                           -----------
                       AUSTRALIA--2.6%
                       New South Wales Treasury Corp
AUD         2,535,000    8.000% due 03/01/2008...........................    1,784,399
                                                                           -----------
                       CANADA--2.4%
                       Government of Canada
CAD         2,165,000    7.000% due 12/01/2006...........................    1,653,558
                                                                           -----------
                       TOTAL FOREIGN GOVERNMENT BONDS (COST
                         $18,702,516)....................................   21,762,548
                                                                           -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                             MARKET
             FACE                                                             VALUE
CURRENCY     VALUE                                                          (NOTE 1)
--------  -----------                                                      -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--31.1%
                       Fannie Mae
USD         2,258,417    5.500% due 10/01/2017...........................  $ 2,351,678
USD         1,901,986    5.500% due 11/01/2017...........................    1,980,528
                                                                           -----------
                                                                             4,332,206
                                                                           -----------
                       Ginnie Mae
USD           692,389    7.000% due 04/15/2032...........................      734,506
                                                                           -----------
                       U.S. Treasury Inflation Indexed Bond
USD         1,149,888    3.375% due 04/15/2032...........................    1,322,551
                                                                           -----------
                       U.S. Treasury Inflation Indexed Note
USD         7,863,506    3.625% due 01/15/2008...........................    8,678,116
                                                                           -----------
                       U.S. Treasury Notes
USD         3,000,000    6.500% due 08/15/2005...........................    3,331,406
USD         3,175,000    3.000% due 02/15/2008...........................    3,208,738
                                                                           -----------
                                                                             6,540,144
                                                                           -----------
                       TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST
                         $21,532,760)....................................   21,607,523
                                                                           -----------
CORPORATE BONDS--26.2%
                       UNITED STATES--22.7%
                       ABN-Amro Bank NV (Chicago)
USD         1,286,000    7.250% due 05/31/2005...........................    1,415,448
                                                                           -----------
                       Altria Group Inc
USD         1,365,000    7.650% due 07/01/2008...........................    1,447,883
                                                                           -----------
                       AT&T Wireless Services Inc
USD           480,000    8.750% due 03/01/2031...........................      599,856
                                                                           -----------
                       Bank of America Corp
USD           715,000    7.500% due 09/15/2006...........................      820,849
                                                                           -----------
                       Comcast Cable Communications Inc
USD           430,000    6.750% due 01/30/2011...........................      477,297
                                                                           -----------
                       Cox Enterprises Inc (144A)
USD           600,000    4.375% due 05/01/2008...........................      608,915
                                                                           -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                             MARKET
             FACE                                                             VALUE
CURRENCY     VALUE                                                          (NOTE 1)
--------  -----------                                                      -----------
CORPORATE BONDS--CONTINUED
                   UNITED STATES--CONTINUED
                       Ford Motor Co
USD           640,000    7.450% due 07/16/2031...........................  $   576,060
                                                                           -----------
                       Ford Motor Credit Co
USD           500,000    7.600% due 08/01/2005...........................      526,975
                                                                           -----------
                       General Motors Acceptance Corp
USD           775,000    6.125% due 09/15/2006...........................      805,753
                                                                           -----------
                       Hewlett-Packard Co
USD         1,790,000    7.150% due 06/15/2005...........................    1,963,637
                                                                           -----------
                       International Lease Finance Corp
USD           770,000    5.625% due 06/01/2007...........................      815,549
                                                                           -----------
                       International Paper Co
USD           400,000    6.750% due 09/01/2011...........................      453,427
                                                                           -----------
                       National Rural Utilities
USD         1,385,000    5.250% due 07/15/2004...........................    1,445,735
                                                                           -----------
                       Northrop Grumman Corp
USD           400,000    7.125% due 02/15/2011...........................      466,738
                                                                           -----------
                       Target Corp
USD           750,000    5.500% due 04/01/2007...........................      816,641
                                                                           -----------
                       Verizon Global Funding Corp
USD           770,000    6.875% due 06/15/2012...........................      885,030
                                                                           -----------
                       Wells Fargo Financial Inc
USD         1,550,000    4.875% due 06/12/2007...........................    1,657,759
                                                                           -----------
                                                                            15,783,552
                                                                           -----------
                       UNITED KINGDOM--3.5%
                       Abbey National Plc
USD           735,000    6.690% due 10/17/2005...........................      810,192
                                                                           -----------
                       Diageo Capital Plc
USD           815,000    3.500% due 11/19/2007...........................      825,754
                                                                           -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                             MARKET
             FACE                                                             VALUE
CURRENCY     VALUE                                                          (NOTE 1)
--------  -----------                                                      -----------
CORPORATE BONDS--CONTINUED
                   UNITED KINGDOM--CONTINUED
                       Vodafone Group Plc
USD           730,000    7.625% due 02/15/2005...........................  $   802,992
                                                                           -----------
                                                                             2,438,938
                                                                           -----------
                       TOTAL CORPORATE BONDS (COST $17,591,848)..........   18,222,490
                                                                           -----------
SHORT-TERM INVESTMENTS--1.7%
                       U.S. Treasury Bill
USD         1,150,000    1.050% due 06/19/2003 (Cost $1,148,526).........    1,148,526
                                                                           -----------
REPURCHASE AGREEMENTS--6.4%
                       UNITED STATES--6.4%
USD         4,451,661  Investors Bank & Trust Company Repurchase
                       Agreement, dated 4/30/2003, due 5/01/2003, with a
                       maturity value of $4,451,785 and an effective
                       yield of 1.00%, collateralized by a Fannie Mae
                       Obligation, with a rate of 5.458%, a maturity of
                       8/01/2030, and a market value of $4,674,631. (Cost
                       $4,451,661).......................................    4,451,661
                                                                           -----------
                       TOTAL INVESTMENTS--96.7% (COST $63,427,311).......   67,192,748
                       OTHER ASSETS AND LIABILITIES (NET)--3.3%..........    2,323,243
                                                                           -----------
                       TOTAL NET ASSETS--100.0%..........................  $69,515,991
                                                                           ===========

                             GLOSSARY OF CURRENCIES



       AUD   --  Australian Dollar           ISK   --  Icelandic Krona
       CAD   --  Canadian Dollar             NZD   --  New Zealand Dollar
       EUR   --  Euro                        USD   --  United States Dollar

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 2003 (UNAUDITED)
FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

               CONTRACTS TO RECEIVE
            ---------------------------
EXPIRATION       LOCAL        VALUE IN   IN EXCHANGE  NET UNREALIZED
   DATE         CURRENCY         USD       FOR USD     APPRECIATION
----------      --------      --------   -----------  --------------

 5/14/03    CAD    2,000,000  1,391,499   1,374,334      $17,165
 5/14/03    JPY  172,000,000  1,440,986   1,428,038       12,948
 6/16/03    NOK   14,750,000  2,097,519   2,029,165       68,354
                                                         -------
   Net unrealized appreciation on forward foreign
exchange contracts to buy ..........................     $98,467
                                                         =======

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

               CONTRACTS TO DELIVER
            ---------------------------
EXPIRATION       LOCAL        VALUE IN   IN EXCHANGE  NET UNREALIZED
   DATE         CURRENCY         USD       FOR USD     DEPRECIATION
----------      --------      --------   -----------  --------------
 5/14/03    CAD    2,000,000  1,391,499   1,343,878     $ (47,621)
 6/16/03    NZD    3,800,000  2,115,310   2,045,160       (70,150)
                                                        ---------
   Net unrealized depreciation on forward foreign
exchange contracts to sell .........................    $(117,771)
                                                        =========

                             GLOSSARY OF CURRENCIES



       CAD   --  Canadian Dollar             NOK   --  Norwegian Krone
       JPY   --  Japanese Yen                NZD   --  New Zealand Dollar

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--73.9%
FRANCE--12.4%
Accor SA................................      237,249  $    7,815,152
Alcatel Alsthom.........................    1,450,376      11,875,345
Autoroutes du Sud de la France
  (144A)*...............................       23,533         643,151
Autoroutes du Sud de la France*.........      176,356       4,819,765
Aventis SA..............................      349,356      17,735,548
Axa.....................................      114,645       1,740,535
BNP Paribas.............................      585,453      27,468,243
Bouygues SA.............................      462,423      11,307,056
Carrefour SA............................      150,661       6,549,390
Compagnie de Saint-Gobain...............       28,645         991,197
France Telecom..........................       34,806         803,700
Groupe Danone...........................       61,393       8,683,757
Lafarge SA..............................       79,907       5,366,003
L'Air Liquide...........................        8,330       1,260,940
L'Oreal SA..............................       26,321       1,880,577
LVMH SA.................................       18,607         811,564
PSA Peugeot Citroen.....................      153,410       7,177,144
Remy Cointreau..........................       82,057       2,366,169
Sanofi-Synthelabo SA....................       32,238       1,922,142
Societe Generale--Class A...............      427,274      26,119,003
Suez SA.................................       79,335       1,291,189
TotalFina Elf--Class B..................      269,203      35,284,774
Valeo...................................      153,690       4,400,895
Vinci SA................................      204,777      13,328,817
Vivendi Universal.......................       80,872       1,317,106
                                                       --------------
                                                          202,959,162
                                                       --------------
UNITED KINGDOM--10.5%
Abbey National Plc......................    1,068,950       7,594,295
Acambis Plc*............................      278,380       1,261,390
ARM Holdings*...........................      434,229         444,178
ARM Holdings ADR*.......................       83,235         256,364
Associated British Foods................      302,950       2,607,444
BP Plc..................................    1,985,873      12,584,993
Diageo Plc..............................      918,796      10,191,471

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
UNITED KINGDOM--CONTINUED
Gallaher Group..........................      399,670  $    3,784,846
GlaxoSmithkline Plc.....................    1,008,144      20,205,910
Hilton Group............................    4,426,120      10,823,629
J.D. Wetherspoon........................      812,358       2,888,922
Lloyds TSB Group........................      562,350       3,698,578
Pearson Plc.............................    1,314,337      10,955,176
Reckitt Benckiser.......................      476,186       8,398,607
Regent Inns.............................      874,488       1,006,340
Royal Bank of Scotland..................      224,897       5,898,622
Scottish & Southern Energy..............      458,901       4,716,157
South African Breweries.................      616,420       4,246,316
Standard Chartered......................      513,586       5,729,634
Tesco Plc...............................    3,396,155      10,731,303
Unilever Plc............................    1,043,380      10,255,951
Vodafone Group..........................   16,808,649      33,178,601
                                                       --------------
                                                          171,458,727
                                                       --------------
SPAIN--5.3%
Acerinox SA.............................       52,550       1,957,306
Actividades de Construccion y
  Servicios.............................       60,080       2,261,899
Aurea Concesiones de Infraestructuras...      126,086       3,516,223
Banco Bilbao Vizcaya Argentaria.........    1,365,136      13,735,739
Banco Santander Central Hispano.........    1,960,436      15,395,539
Endesa SA...............................    1,410,785      20,002,117
Grupo Dragados..........................      111,440       2,128,210
Grupo Empresarial Chapultec.............      307,797       5,232,617
Grupo Ferrovial.........................      136,818       3,629,315
Iberdrola SA............................      871,540      14,028,887
Repsol YPF..............................       79,647       1,159,443
Telefonica SA*..........................      388,175       4,291,124
                                                       --------------
                                                           87,338,419
                                                       --------------
NETHERLANDS--5.2%
ABN Amro Holding........................      587,711       9,925,657
Aegon NV................................      108,692       1,104,555

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
NETHERLANDS--CONTINUED
Akzo Nobel..............................      228,453  $    5,076,399
Almanij NV..............................       99,655       3,735,149
Heijmans NV.............................      138,121       2,465,184
Heineken NV.............................      147,555       5,476,162
ING Groep...............................    1,388,048      22,528,748
Koninklijke (Royal) KPN*................    1,791,686      11,911,809
Koninklijke (Royal) Philips
  Electronics...........................      105,634       1,964,305
Koninklijke Ahold.......................       76,978         352,063
Koninklijke Grolsch.....................      104,819       2,338,512
Rodamco Europe..........................       70,774       3,438,203
Royal Dutch Petroleum...................      173,527       7,094,317
Royal Volker Wessels Stevin.............      158,661       3,637,069
TPG NV..................................      120,638       1,881,312
Unilever NV.............................       47,357       2,982,069
                                                       --------------
                                                           85,911,513
                                                       --------------
GERMANY--5.2%
Allianz AG - Registered.................       15,719       1,110,813
Altana AG...............................       74,400       3,661,660
B.M.W...................................      434,565      14,479,699
BASF AG.................................       43,796       1,952,712
Bayer AG................................       56,921       1,038,149
Bayerische Vereinsbank..................      723,601       9,629,621
DaimlerChrysler AG--Registered..........       67,883       2,188,409
Deutsche Bank--Registered...............      122,449       6,329,667
Deutsche Telekom........................      385,375       5,150,032
Fraport AG..............................      249,333       5,034,170
Heidelberger Druckmaschinen.............       97,467       1,815,698
Henkel KGAA.............................       63,600       3,616,817
K & S...................................       85,063       1,817,101
Linde AG................................       69,920       2,633,137
Muenchener Rueckver--Registered.........        9,162         914,709
Rwe AG..................................       30,771         827,234
Siemans AG..............................       68,994       3,437,929
Stada Arzneimittel......................      144,365       7,552,736

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
GERMANY--CONTINUED
Veba AG.................................       52,554  $    2,514,383
Volkswagen AG...........................       18,177         638,708
Wella AG................................       86,405       8,751,738
                                                       --------------
                                                           85,095,122
                                                       --------------
ITALY--4.2%
Assicurazioni Generali..................       91,182       2,098,350
Banco Popolare di Verona Scrl...........      469,810       6,380,589
Cassa di Risparmio Di Firenze...........    4,430,261       5,623,946
Enel SPA................................      159,887         955,977
Eni SPA.................................    2,181,150      31,114,135
Sanpaolo IMI............................      103,354         854,770
Snam Rete Gas...........................    1,574,058       5,706,551
Telecom Italia..........................      196,350       1,602,193
Telecom Italia Mobile...................      306,372       1,447,003
UniCredito Italiano.....................    3,018,316      13,205,105
                                                       --------------
                                                           68,988,619
                                                       --------------
CANADA--3.7%
Canadian Natural Resources..............      356,252      11,856,051
Encana Corp.............................      705,766      23,099,673
Petro-Canada............................      378,168      12,445,869
Royal Bank of Canada....................       71,115       2,960,856
Suncor Energy...........................      652,640      10,719,054
                                                       --------------
                                                           61,081,503
                                                       --------------
POLAND--3.6%
Agora SA*...............................      165,813       1,771,915
Bank PEKAO*.............................    1,527,844      34,214,422
Bank Prezemyslowo-Handlowy..............       30,200       1,779,728
Bank Zachodni WBK*......................      810,347      12,522,387
Budimex*................................      709,800       4,703,494
Telekomunikacja Polska..................    1,144,975       3,853,570
                                                       --------------
                                                           58,845,516
                                                       --------------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
HUNGARY--3.2%
Egis Rt.................................      152,800  $    5,373,202
Matav Rt................................    1,023,845       4,032,386
OTP Bank*...............................    4,040,253      43,355,862
                                                       --------------
                                                           52,761,450
                                                       --------------
SWITZERLAND--3.0%
Compagnie Financiere Richemont..........      582,930       8,610,075
Givaudan--Registered....................        4,450       1,721,058
Holcim Ltd--Class B.....................       14,839       2,782,073
Nestle SA--Registered...................       53,603      10,918,435
Novartis AG--Registered.................      407,850      16,074,238
Syngenta AG.............................       40,800       2,103,945
UBS AG--Registered......................      155,268       7,360,489
                                                       --------------
                                                           49,570,313
                                                       --------------
AUSTRIA--3.0%
Erste Bank..............................       19,526       1,546,469
Erste Bank der Oesterreichischen
  Sparkassen............................      487,480      38,554,281
OMV AG..................................       74,225       8,909,063
                                                       --------------
                                                           49,009,813
                                                       --------------
CZECH REPUBLIC--2.7%
Komercni Banka..........................      625,216      43,627,466
                                                       --------------
JAPAN--2.5%
Fanuc Ltd...............................           40           1,635
Fuji Television Network.................        1,292       4,554,972
Honda Motor.............................       68,293       2,258,990
Ito-Yokado..............................       47,580       1,117,631
Kao Corp................................      304,230       5,541,182
Mitsubishi Tokyo Financial Group........         0.33           1,116
Nissan Motor............................    1,483,210      11,364,880
Nomura Holdings.........................      549,071       5,430,246
Shiseido Co.............................      518,468       4,728,147

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
JAPAN--CONTINUED
Takeda Chemical Industries..............       49,490  $    1,811,090
Tokyo Broadcasting System...............      330,600       3,873,126
                                                       --------------
                                                           40,683,015
                                                       --------------
AUSTRALIA--2.3%
Alumina Ltd.............................    1,911,585       5,219,487
BHP Billiton............................    2,611,016      14,781,745
News Corp...............................    1,182,643       8,428,371
News Corp ADR...........................          130           3,676
WMC Ltd*................................    3,504,185       8,777,983
                                                       --------------
                                                           37,211,262
                                                       --------------
NORWAY--1.7%
DnB Holding.............................        1,460           6,968
Gjensidige NOR..........................          760          26,335
Norsk Hydro.............................      181,620       7,681,687
Orkla ASA...............................      686,448      11,966,543
Sparebanken Midt-Norge..................          435           8,391
Sparebanken Rogland.....................          590          15,133
Statoil ASA.............................      568,035       4,504,736
Telenor ASA.............................      769,684       3,079,440
                                                       --------------
                                                           27,289,233
                                                       --------------
FINLAND--1.2%
Fortum Oyj..............................        2,830          20,078
Huhtamaki Oyj...........................      367,000       3,913,754
M-Real Oyj--Class B.....................          730           5,700
Nokia Oyj...............................      395,387       6,593,760
Stora Enso--Class R.....................        1,011          11,030
UPM-Kymmene Oyj.........................      569,800       8,421,858
                                                       --------------
                                                           18,966,180
                                                       --------------
SWEDEN--0.9%
Skandia Forsakrings.....................    1,426,100       4,147,666

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
SWEDEN--CONTINUED
Svenska Cellulosa--Class B..............      223,500  $    7,565,439
Telia AB................................      803,052       2,855,706
                                                       --------------
                                                           14,568,811
                                                       --------------
RUSSIA--0.8%
Sberbank RF.............................       12,200       2,793,800
Sun Interbrew GDR*......................      586,780       2,199,298
Surgutneftegaz ADR......................      195,140       4,195,510
Wimm-Bill-Dann Foods ADR*...............      216,958       3,981,179
                                                       --------------
                                                           13,169,787
                                                       --------------
ROMANIA--0.6%
Romanian Development Bank*..............   12,060,700       6,480,355
SNP Petrom*.............................   85,815,069       3,039,616
                                                       --------------
                                                            9,519,971
                                                       --------------
BRAZIL--0.5%
Companhia de Bebidas das Americas PR
  ADR...................................      407,674       8,108,635
                                                       --------------
DENMARK--0.3%
Danske Bank.............................      237,015       4,558,118
TDC A/S.................................          210           5,222
                                                       --------------
                                                            4,563,340
                                                       --------------
IRELAND--0.3%
Allied Irish Banks......................      136,630       2,095,648
Bank of Ireland.........................      190,906       2,352,564
                                                       --------------
                                                            4,448,212
                                                       --------------
PORTUGAL--0.3%
Electricidade de Portugal...............    2,426,685       4,385,287
                                                       --------------
GREECE--0.2%
Hellenic Telecommunication
  Organization..........................      294,828       3,163,832
                                                       --------------
INDONESIA--0.2%
PT Indofood Sukses Makmur...............   35,835,820       2,995,442
                                                       --------------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
COMMON STOCKS--CONTINUED
BELGIUM--0.1%
Fortis..................................       95,320  $    1,599,195
                                                       --------------
VENEZUELA--0.0%
CANTV ADR...............................       65,155         678,264
                                                       --------------
TOTAL COMMON STOCKS (COST $1,148,915,536)............   1,207,998,089
                                                       --------------
PREFERRED STOCKS--0.7%
GERMANY--0.7%
Henkel KGAA--Vorzug.....................      101,420       6,582,136
Volkswagen AG...........................      174,357       4,415,042
                                                       --------------
TOTAL PREFERRED STOCKS (COST $11,084,462)............      10,997,178
                                                       --------------
INVESTMENT FUNDS--0.0%
POLAND--0.0%
NFI Trzeci Fund (Cost $9,936)*..........        3,000           2,593
                                                       --------------
EXCHANGE TRADED FUNDS--3.8%
IRELAND--2.0%
Euro Stoxx 50 LDRS......................    1,233,049      32,062,116
                                                       --------------
JAPAN--1.8%
Tokyo Price Index (Topix)...............    4,316,960      29,101,477
                                                       --------------
UNITED STATES--0.0%
iShares S&P Europe 350 Index Fund.......          865          42,376
                                                       --------------
TOTAL EXCHANGE TRADED FUNDS (COST $65,903,007).......      61,205,969
                                                       --------------
RIGHTS--0.0%
INDONESIA--0.0%
Pt Lippo Bank Tbk Certificate of
  Entitlement, expires 12/12/21
  (Cost $0)*............................    7,920,000               0
                                                       --------------
WARRANTS--5.0%
UNITED STATES--5.0%
Merrill International Listed Warrants,
  strike price USD 0.000001, expire
  5/12/03*..............................          100      81,577,903
                                                       --------------
THAILAND--0.0%
Siam Commercial Bank Public Company
  Warrants, strike price THB 38.70,
  expire 6/22/2004*.....................        2,100             229
                                                       --------------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                             SHARE         MARKET
DESCRIPTION                                 AMOUNT         VALUE
----------------------------------------  -----------  --------------
WARRANTS--CONTINUED
BRAZIL--0.0%
Companhia de Bebidas das Americas
  Warrants, strike price BRL 200, expire
  4/30/2003*............................        9,993  $          104
                                                       --------------
TOTAL WARRANTS (COST $70,484,696)....................      81,578,236
                                                       --------------

                                                   FACE
                                     CURRENCY      VALUE
                                     --------  -------------
CORPORATE BONDS--1.0%
VENEZUELA--1.0%
Republic of Venezuela 9.250%, due
  9/15/2027........................  USD         25,000,000        16,387,500
                                                              ---------------
GERMANY--0.0%
Preussag AG 2.125%, due
  6/17/2004........................  EUR             21,000            22,782
                                                              ---------------
PORTUGAL--0.0%
Jeronimo Martins 0.000%, due
  12/30/2004.......................  EUR             14,360            17,613
                                                              ---------------
TOTAL CORPORATE BONDS (COST $16,155,293)....................       16,427,895
                                                              ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--0.6%
UNITED STATES--0.6%
U.S. Treasury Bill 1.100%, due
  6/05/2003 (Cost $9,989,306)......  USD         10,000,000         9,989,306
                                                              ---------------
SHORT-TERM INVESTMENTS--11.6%
CANADA--3.3%
Bank of Montreal 1.344%, due
  5/01/2003(1).....................  USD         33,486,902        33,486,902
Canadian Imperial Bank of Commerce
  1.395%, due 11/04/2003(1)........  USD          5,000,000         5,000,000
Royal Bank of Canada 1.350%, due
  5/01/2003(1).....................  USD         16,000,000        16,000,000
                                                              ---------------
                                                                   54,486,902
                                                              ---------------
UNITED KINGDOM--3.0%
Royal Bank of Scotland 1.240%, due
  5/07/2003(1).....................  USD         49,000,000        49,000,000
                                                              ---------------
FRANCE--2.8%
BNP Paribas 1.240%, due
  5/06/2003(1).....................  USD          6,000,000         6,000,000
Credit Agricole Indosuez 1.270%,
  due 5/12/2003(1).................  USD         20,000,000        20,000,000
Credit Agricole Indosuez 1.260%,
  due 6/24/2003(1).................  USD         20,000,000        20,000,000
                                                              ---------------
                                                                   46,000,000
                                                              ---------------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                   FACE           MARKET
DESCRIPTION                          CURRENCY      VALUE           VALUE
-----------------------------------  --------  -------------  ---------------
SHORT-TERM INVESTMENTS--CONTINUED
UNITED STATES--2.5%
Comerica Bank 1.309%, due
  11/19/2003(1)....................  USD          5,000,000   $     5,000,000
Keybank 1.281%, due 5/01/2003(1)...  USD          5,000,000         5,000,000
Liberty Lighthouse Funding 1.271%,
  due 5/16/2003(1).................  USD         20,000,000        20,000,000
Merrill Lynch & Co. 1.415%, due
  5/01/2003(1).....................  USD         10,000,000        10,000,000
                                                              ---------------
                                                                   40,000,000
                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $189,486,902)............      189,486,902
                                                              ---------------
REPURCHASE AGREEMENTS--7.3%
UNITED STATES--7.3%
Investors Bank & Trust Company
Repurchase Agreement, dated
4/30/2003, due 5/01/2003, with a
maturity value of $119,074,383 and
an effective yield of 1.00%,
collateralized by U.S. Government
and Agency Obligations with rates
ranging from 1.720% to 3.400%, with
maturity dates ranging from
10/15/2008 to 6/25/2042, and an
aggregate market value of
$125,028,126. (Cost
$119,071,076)......................  USD        119,071,076       119,071,076
                                                              ---------------
TOTAL INVESTMENTS--103.9% (COST $1,631,100,214).............    1,696,757,244
OTHER ASSETS AND LIABILITIES (NET)--(3.9%)..................      (63,024,867)
                                                              ---------------
TOTAL NET ASSETS--100.0%....................................  $ 1,633,732,377
                                                              ===============
Notes to the Portfolio of
Investments:

------------------

ADR  American Depositary Receipt
GDR  Global Depositary Receipt
  *  Non-income producing security.
(1)  Represents investments of security lending collateral.

                             GLOSSARY OF CURRENCIES


       EUR   --  Euro                        USD   --  United States Dollar

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 2003 (UNAUDITED)
FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                CONTRACTS TO RECEIVE
            ----------------------------
EXPIRATION        LOCAL        VALUE IN   IN EXCHANGE  NET UNREALIZED
   DATE         CURRENCY          USD       FOR USD     APPRECIATION
----------      --------       --------   -----------  --------------

 5/13/03    BRL    12,427,000  4,313,433   3,414,011     $ 899,422
 5/01/03    GBP       601,772    961,812     956,697         5,115
                                                         ---------
       Net unrealized appreciation on forward foreign
 exchange contracts to buy ..........................    $ 904,537
                                                         =========

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                  CONTRACTS TO DELIVER
            ---------------------------------
EXPIRATION          LOCAL           VALUE IN   IN EXCHANGE  NET UNREALIZED
   DATE           CURRENCY            USD        FOR USD     DEPRECIATION
----------        --------          --------   -----------  --------------
 5/13/03    BRL        12,427,000   4,313,433   3,400,000    $  (913,433)
 5/27/03    CZK     1,143,596,000  40,610,653  38,763,995     (1,846,658)
                                                             -----------
   Net unrealized depreciation on forward foreign exchange
 contracts to sell .......................................   $(2,760,091)
                                                             ===========

                             GLOSSARY OF CURRENCIES


                                                       British Pound
       BRL   --  Brazilian Real              GBP   --  Sterling
       CZK   --  Czech Koruna

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--INDUSTRY SECTOR (UNAUDITED)
APRIL 30, 2003
(PERCENTAGE OF NET ASSETS)

    At April 30, 2003, sector diversification of the Fund's investments were as follows:

                                                        MARKET
                                          % OF NET      VALUE
                                           ASSETS      (NOTE 1)
                                          --------     --------

INDUSTRY SECTOR
  Financials............................     28.0%  $  457,767,700
  Energy................................     11.2      183,364,502
  Consumer Staples......................      9.6      157,275,842
  Consumer Discretionary................      7.5      122,789,393
  Materials.............................      6.7      108,918,640
  Telecommunications....................      5.5       89,693,701
  Industrials...........................      4.6       75,536,318
  Healthcare............................      4.4       71,940,926
  Utilities.............................      4.0       65,788,743
  Information Technology................      1.8       28,706,301
  Cash Equivalents & Fixed Income.......     20.5      334,975,178
                                          -------   --------------
TOTAL INVESTMENTS.......................    103.9    1,696,757,244
OTHER ASSETS AND LIABILITIES (NET)......     (3.9)     (63,024,867)
                                          -------   --------------
NET ASSETS..............................    100.0%  $1,633,732,377
                                          =======   ==============

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                         MARKET
           FACE                                                           VALUE
CURRENCY   VALUE                                                        (NOTE 1)
--------  -------                                                      -----------
CORPORATE BONDS--93.9%
                   UNITED STATES--79.7%
                   AK Steel Corp
USD       300,000    7.750% due 06/15/2012...........................  $   263,625
                                                                       -----------
                   Allegheny Energy Supply Co (144A)
USD       140,000    8.750% due 04/15/2012...........................      126,700
                                                                       -----------
                   Allied Waste North America Inc
USD       475,000    10.000% due 08/01/2009..........................      510,031
                                                                       -----------
                   American Tower Escrow Corp (144A)
USD       200,000    0.000% due 08/01/2008...........................      126,000
                                                                       -----------
                   AmeriPath Inc (144A)
USD       225,000    10.500% due 04/01/2013..........................      239,625
                                                                       -----------
                   Atrium Companies Inc
USD        75,000    10.500% due 05/01/2009..........................       79,125
                                                                       -----------
                   Aurora Foods Inc
USD       275,000    9.875% due 02/15/2007...........................      125,125
                                                                       -----------
                   Buckeye Technologies Inc
USD       110,000    9.250% due 09/15/2008...........................      108,350
USD       400,000    8.000% due 10/15/2010...........................      370,000
                                                                       -----------
                                                                           478,350
                                                                       -----------
                   Burns Philp Capital Property Ltd (144A)
USD       500,000    9.750% due 07/15/2012...........................      502,500
                                                                       -----------
                   Calpine Corp
USD       225,000    8.500% due 02/15/2011...........................      165,375
                                                                       -----------
                   Casella Waste Systems Inc (144A)
USD       350,000    9.750% due 02/01/2013...........................      379,750
                                                                       -----------
                   Charter Communications Holdings LLC
USD       125,000    8.625% due 04/01/2009...........................       82,812
                                                                       -----------
                   Chesapeake Energy Corp
USD       225,000    8.125% due 04/01/2011...........................      244,125
                                                                       -----------
                   Clark R&M Inc
USD       140,000    8.875% due 11/15/2007...........................      141,750
                                                                       -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                         MARKET
           FACE                                                           VALUE
CURRENCY   VALUE                                                        (NOTE 1)
--------  -------                                                      -----------
CORPORATE BONDS--CONTINUED
               UNITED STATES--CONTINUED
                   CMS Energy Corp
USD       375,000    8.500% due 04/15/2011...........................  $   375,000
                                                                       -----------
                   Crown Castle International Corp
USD       125,000    9.375% due 08/01/2011...........................      123,437
                                                                       -----------
                   Crown Cork & Seal Company Inc
USD       250,000    7.375% due 12/15/2026...........................      181,250
                                                                       -----------
                   Delta Air Lines Inc
USD       125,000    8.300% due 12/15/2029...........................       75,625
                                                                       -----------
                   Dex Media East LLC (144A)
USD       300,000    9.875% due 11/15/2009...........................      345,000
                                                                       -----------
                   DirecTV Holdings LLC (144A)
USD       125,000    8.375% due 03/15/2013...........................      140,625
                                                                       -----------
                   Doane Pet Care Co
USD       450,000    9.750% due 05/15/2007...........................      429,750
                                                                       -----------
                   Ethyl Corp (144A)
USD       140,000    8.875% due 05/01/2010...........................      146,300
                                                                       -----------
                   Extendicare Health Services Inc
USD       550,000    9.350% due 12/15/2007...........................      448,250
                                                                       -----------
                   Fisher Scientific International Inc (144A)
USD       225,000    8.125% due 05/01/2012...........................      243,000
                                                                       -----------
                   Ford Motor Co
USD       790,000    7.450% due 07/16/2031...........................      705,042
                                                                       -----------
                   Fresenius Medical Care Capital Trust
EUR       225,000    7.375% due 06/15/2011...........................      254,752
                                                                       -----------
                   Giant Industries Inc
USD       250,000    9.000% due 09/01/2007...........................      226,250
                                                                       -----------
                   Hexcel Corp
USD       225,000    9.750% due 01/15/2009...........................      222,750
                                                                       -----------
                   Hexcel Corp (144A)
USD        50,000    9.875% due 10/01/2008...........................       53,750
                                                                       -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                         MARKET
           FACE                                                           VALUE
CURRENCY   VALUE                                                        (NOTE 1)
--------  -------                                                      -----------
CORPORATE BONDS--CONTINUED
               UNITED STATES--CONTINUED
                   HMH Properties Inc
USD       225,000    7.875% due 08/01/2008...........................  $   228,375
                                                                       -----------
                   Houghton Mifflin Co (144A)
USD       350,000    9.875% due 02/01/2013...........................      379,750
                                                                       -----------
                   Ingles Markets Inc
USD       200,000    8.875% due 12/01/2011...........................      205,000
                                                                       -----------
                   InSight Health Services Corp
USD       350,000    9.875% due 11/01/2011...........................      330,750
                                                                       -----------
                   Insight Midwest LP/Insight Capital Inc
USD       225,000    9.750% due 10/01/2009...........................      242,438
                                                                       -----------
                   John Q. Hamons Hotels LP
USD       300,000    8.875% due 05/15/2012...........................      312,000
                                                                       -----------
                   Lear Corp
EUR       225,000    8.125% due 04/01/2008...........................      271,067
                                                                       -----------
                   Level 3 Communications Inc
USD       110,000    9.125% due 05/01/2008...........................       89,650
                                                                       -----------
                   Mirant Americas Generation
USD       130,000    7.200% due 10/01/2008...........................       94,250
                                                                       -----------
                   Moore North American Finance Inc (144A)
USD       125,000    7.875% due 01/15/2011...........................      133,750
                                                                       -----------
                   OM Group Inc
USD       225,000    9.250% due 12/15/2011...........................      193,500
                                                                       -----------
                   Owens-Brockway
USD       550,000    8.750% due 11/15/2012...........................      589,875
                                                                       -----------
                   Phillips Van-Heusen Corp (144A)
USD       125,000    8.125% due 05/01/2013...........................      130,195
                                                                       -----------
                   Premcor Refining Group Inc (144A)
USD       100,000    9.250% due 02/01/2010...........................      110,500
                                                                       -----------
                   Remington Arms Co Inc (144A)
USD       300,000    10.500% due 02/01/2011..........................      325,500
                                                                       -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                         MARKET
           FACE                                                           VALUE
CURRENCY   VALUE                                                        (NOTE 1)
--------  -------                                                      -----------
CORPORATE BONDS--CONTINUED
               UNITED STATES--CONTINUED
                   Royster-Clark Inc
USD       440,000    10.250% due 04/01/2009..........................  $   341,000
                                                                       -----------
                   Ryland Group Inc
USD       225,000    9.125% due 06/15/2011...........................      251,438
                                                                       -----------
                   Saks Inc
USD       225,000    7.500% due 12/01/2010...........................      236,250
                                                                       -----------
                   Station Casinos Inc
USD       225,000    8.875% due 12/01/2008...........................      237,938
                                                                       -----------
                   Stone Energy Corp
USD       250,000    8.250% due 12/15/2011...........................      261,875
                                                                       -----------
                   Terex Corp
USD       225,000    9.250% due 07/15/2011...........................      241,875
                                                                       -----------
                   Trains HY-1-2002 (144A), Variable Rate,
USD       360,000    due 02/01/2012..................................      376,892
                                                                       -----------
                   TRW Automotive Inc (144A)
EUR       100,000    10.125% due 02/15/2013..........................      117,128
EUR       200,000    11.750% due 02/15/2013..........................      239,833
                                                                       -----------
                                                                           356,961
                                                                       -----------
                   United Rentals Inc
USD       300,000    9.000% due 04/01/2009...........................      286,500
                                                                       -----------
                   Vanguard Health Systems Inc
USD       200,000    9.750% due 08/01/2011...........................      203,000
                                                                       -----------
                   XTO Energy Inc (144A)
USD       285,000    6.250% due 04/15/2013...........................      298,538
                                                                       -----------
                                                                        14,164,541
                                                                       -----------
                   CANADA--4.1%
                   Alderwoods Group Inc
USD       375,000    12.250% due 01/02/2009..........................      388,125
                                                                       -----------
                   CanWest Media Inc (144A)
USD        70,000    7.625% due 04/15/2013...........................       73,850
                                                                       -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                         MARKET
           FACE                                                           VALUE
CURRENCY   VALUE                                                        (NOTE 1)
--------  -------                                                      -----------
CORPORATE BONDS--CONTINUED
               CANADA--CONTINUED
                   Hollinger Participation Trust (144A)
USD       238,752    12.125% due 11/15/2010..........................  $   253,972
                                                                       -----------
                                                                           715,947
                                                                       -----------
                   LUXEMBOURG--2.8%
                   Sanitec International SA
EUR       225,000    9.000% due 05/15/2012...........................      253,497
                                                                       -----------
                   Tyco International Group SA
USD       250,000    6.375% due 10/15/2011...........................      247,500
                                                                       -----------
                                                                           500,997
                                                                       -----------
                   UNITED KINGDOM--2.1%
                   Eco-Bat Finance Ltd (144A)
EUR       320,000    10.125% due 01/31/2013..........................      372,390
                                                                       -----------
                   FRANCE--1.1%
                   Legrand SA
USD       200,000    8.500% due 02/15/2025...........................      193,560
                                                                       -----------
                   SWEDEN--1.1%
                   Ericsson LM Telefon AB
USD       225,000    6.500% due 05/20/2009...........................      193,117
                                                                       -----------
                   CHILE--0.9%
                   Empresa Elec Del Norte
USD       280,000    4.000% due 11/05/2017...........................      161,000
                                                                       -----------
                   SWITZERLAND--0.7%
                   Flughafen Zuerich AG
CHF       250,000    4.250% due 03/26/2009...........................      128,550
                                                                       -----------
                   GERMANY--0.7%
                   Messer Greisham Holding AG
EUR       100,000    10.375% due 06/01/2011..........................      124,936
                                                                       -----------
                   NETHERLANDS--0.7%
                   Carmeuse Lime BV (144A)
EUR       105,000    10.750% due 07/15/2012..........................      120,641
                                                                       -----------
                   TOTAL CORPORATE BONDS (COST $15,669,048)..........   16,675,679
                                                                       -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
APRIL 30, 2003 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                         MARKET
           FACE                                                           VALUE
CURRENCY   VALUE                                                        (NOTE 1)
--------  -------                                                      -----------
FOREIGN GOVERNMENT BONDS--1.7%
                   BRAZIL--1.7%
                   Brazilian Government International Bond
USD       400,000    8.875% due 04/15/2024 (Cost $273,663)...........  $   301,000
                                                                       -----------
CONVERTIBLE DEBT--0.4%
                   UNITED STATES--0.4%
                   Akamai Technologies Inc
USD       125,000    5.500% due 07/01/2007 (Cost $58,118)............       75,156
                                                                       -----------
WARRANTS--0.1%
                   UNITED STATES--0.1%
                   American Tower Corporation, strike price 0.01,
                     expires 8/01/2008
USD           200    (Cost $13,012)..................................       15,100
                                                                       -----------
REPURCHASE AGREEMENTS--1.4%
                   UNITED STATES--1.4%
USD       252,826  Investors Bank & Trust Company Repurchase
                   Agreement, dated 4/30/2003, due 5/01/2003, with a
                   maturity value of $252,833 and an effective yield
                   of 1.00%, collateralized by a Federal Home Loan
                   Mortgage Corporation, with a rate of 4.376%, a
                   maturity of 3/01/2024, and a market value of
                   $265,507. (Cost $252,826).........................      252,826
                                                                       -----------
                   TOTAL INVESTMENTS--97.5% (COST $16,266,667).......   17,319,761
                   OTHER ASSETS AND LIABILITIES (NET)--2.5%..........      446,587
                                                                       -----------
                   TOTAL NET ASSETS--100.0%..........................  $17,766,348
                                                                       ===========

                             GLOSSARY OF CURRENCIES

       CHF   --  Swiss Franc                 USD   --  United States Dollar
       EUR   --  Euro

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 2003 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

              CONTRACTS TO RECEIVE
            ------------------------
EXPIRATION      LOCAL       VALUE IN  IN EXCHANGE  NET UNREALIZED
   DATE        CURRENCY       USD       FOR USD     APPRECIATION
----------     --------     --------  -----------  --------------

 9/15/03    EUR    600,000  666,363     641,164       $25,199
                                                      -------
   Net unrealized appreciation on forward foreign
 exchange contracts to buy ......................     $25,199
                                                      =======

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

              CONTRACTS TO DELIVER
            ------------------------
EXPIRATION      LOCAL       VALUE IN  IN EXCHANGE  NET UNREALIZED
   DATE        CURRENCY       USD       FOR USD     DEPRECIATION
----------     --------     --------  -----------  --------------
 9/15/03    EUR    800,000  888,484     880,000       $(8,484)
           Net unrealized depreciation on forward
 foreign exchange contracts to sell .............     $(8,484)
                                                      =======

                             GLOSSARY OF CURRENCIES

       EUR   --  Euro

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

                                      JULIUS BAER       JULIUS BAER            JULIUS BAER
                                     GLOBAL INCOME  INTERNATIONAL EQUITY  GLOBAL HIGH YIELD BOND
                                         FUND               FUND                   FUND
                                     -------------  --------------------  ----------------------
ASSETS:
  Investments in securities, at
    value (Cost $63,427,311,
    $1,631,100,214 and $16,266,667,
    respectively)..................   $67,192,748      $1,696,757,244          $17,319,761
  Foreign currency, at value (Cost
    $206,437, $126,307,831 and
    $145,252, respectively)........       215,966         130,419,865              147,994
  Receivables:
    Investments sold...............            --           8,214,370              197,111
    Fund shares sold...............     1,316,091           5,059,298                   --
    Interest and dividends.........       872,013           6,513,407              422,462
    Receivable for daily variation
      margin on open financial
      futures contracts............            --             845,511                   --
    Tax reclaim....................            --             585,614                   --
  Unrealized appreciation on
    forward foreign exchange
    contracts......................            --                  --               16,715
  Prepaid expenses.................           173               5,496               16,549
                                      -----------      --------------          -----------
  Total Assets.....................    69,596,991       1,848,400,805           18,120,592
                                      -----------      --------------          -----------
LIABILITIES:
  Payables:
    Investments purchased..........            --          21,241,281              317,016
    Fund shares repurchased........           817             588,698                   --
    Dividends payable..............         1,291                  --               14,677
    Collateral for securities
      loaned (Note 8)..............            --         189,486,902                   --
    Investment advisory fee payable
      (Note 2).....................        34,915           1,124,720                9,400
  Unrealized depreciation on
    forward foreign exchange
    contracts......................        19,304           1,855,554                   --
  Accrued expenses and other
    payables.......................        24,673             371,273               13,151
                                      -----------      --------------          -----------
  Total Liabilities................        81,000         214,668,428              354,244
                                      -----------      --------------          -----------
NET ASSETS.........................   $69,515,991      $1,633,732,377          $17,766,348
                                      ===========      ==============          ===========
NET ASSETS CONSIST OF:
  Par value........................   $     5,289      $       81,682          $     1,637
  Paid in capital in excess of par
    value..........................    65,012,145       1,759,411,532           16,598,411
  Undistributed net investment
    income (loss)..................      (125,233)        (10,320,170)              20,009
  Accumulated net realized gain
    (loss) on investments sold,
    forward foreign exchange
    contracts and foreign currency
    transactions...................       823,068        (187,130,087)              71,580
  Net unrealized appreciation on
    investments, forward foreign
    exchange contracts and foreign
    currency related
    transactions...................     3,800,722          71,689,420            1,074,711
                                      -----------      --------------          -----------
NET ASSETS.........................   $69,515,991      $1,633,732,377          $17,766,348
                                      ===========      ==============          ===========
  CLASS A..........................   $56,335,423      $  960,726,142          $15,603,111
                                      -----------      --------------          -----------
  CLASS I..........................   $13,180,568      $  673,006,235          $ 2,163,237
                                      -----------      --------------          -----------
SHARES OUTSTANDING
  CLASS A..........................     4,287,573          48,276,937            1,436,630
                                      -----------      --------------          -----------
  CLASS I..........................     1,001,013          33,405,221              200,285
                                      -----------      --------------          -----------
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE
  CLASS A..........................   $     13.14      $        19.90          $     10.86
                                      -----------      --------------          -----------
  CLASS I..........................   $     13.17      $        20.15          $     10.80
                                      -----------      --------------          -----------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)

                                      JULIUS BAER       JULIUS BAER            JULIUS BAER
                                     GLOBAL INCOME  INTERNATIONAL EQUITY  GLOBAL HIGH YIELD BOND
                                         FUND               FUND                   FUND
                                     -------------  --------------------  ----------------------
INVESTMENT INCOME:
  Interest.........................   $1,037,033        $    972,243            $  355,144
  Dividends+.......................           --          11,537,499                 1,781
                                      ----------        ------------            ----------
                                       1,037,033          12,509,742               356,925
EXPENSES:
  Investment advisory fee (Note
    2).............................      153,666           5,180,502                32,355
  Custody fees.....................       26,634             764,871                30,282
  Administration fees..............       17,595             216,453                 3,589
  Professional fees................        2,667              74,491                 1,722
  Trustees' fees and expenses (Note
    2).............................        1,758              63,012                   452
  Registration and filing fees.....       19,790              24,372                 6,830
  Shareholder reports..............        6,210             182,603                 2,536
  Amortization of organization
    expenses.......................           --                  --                16,500
  Insurance premium expense........          561              15,071                   246
  Miscellaneous fees...............          747              25,007                    --
                                      ----------        ------------            ----------
    Total expenses common to all
      classes......................      229,628           6,546,382                94,512
  Transfer agent fees
    Class A........................       15,229              86,981                 6,839
    Class I........................          886              30,025                 1,061
  Co-Administration fee (Class A)
    (Note 2).......................       10,298             283,219                    --
  Distribution and shareholder
    servicing fees (Class A) (Note
    3).............................       61,662             937,901                 9,533
                                      ----------        ------------            ----------
    Total gross expenses...........      317,703           7,884,508               111,945
    Less: Custodian Offset
      Arrangement (Note 2).........          (67)           (296,490)                 (452)
         Expense Reimbursement
      (Note 2).....................           --                  --               (59,176)
                                      ----------        ------------            ----------
    Net expenses...................      317,636           7,588,018                52,317
                                      ----------        ------------            ----------
NET INVESTMENT INCOME..............      719,397           4,921,724               304,608
                                      ----------        ------------            ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTES 1
  AND 4):
  Realized gain (loss) on:
    Security transactions..........    1,045,764         (40,902,121)               99,002
    Financial futures contracts....           --          (6,520,944)                   --
    Forward foreign exchange
      contracts....................      (52,123)         (2,870,892)                4,670
    Foreign currency
      transactions.................     (170,572)         (1,342,320)              (32,092)
                                      ----------        ------------            ----------
      Net realized gain (loss) on
        investments................      823,069         (51,636,277)               71,580
                                      ----------        ------------            ----------
  Net change in unrealized
    appreciation (depreciation) on:
    Securities.....................    2,169,157          89,363,321             1,053,094
    Financial futures contracts....           --           3,800,181                    --
    Forward foreign exchange
      contracts....................      (18,381)          4,881,474                19,458
    Currencies and net other
      assets.......................      107,333            (570,682)                2,159
                                      ----------        ------------            ----------
      Net change in unrealized
        appreciation of
        investments................    2,258,109          97,474,294             1,074,711
                                      ----------        ------------            ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS......................    3,081,178          45,838,017             1,146,291
                                      ----------        ------------            ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........   $3,800,575        $ 50,759,741            $1,450,899
                                      ==========        ============            ==========

----------------

  + Net of foreign withholding taxes of $1,488,770 for the International Equity Fund.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE SIX MONTH
                                            PERIOD ENDED       FOR THE YEAR
                                           APRIL 30, 2003         ENDED
                                             (UNAUDITED)     OCTOBER 31, 2002
                                          -----------------  ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income...................    $    719,397       $  1,007,143
Net realized gain on investments........         823,069            874,653
Net change in unrealized appreciation of
  investments...........................       2,258,109            357,970
                                            ------------       ------------
Net increase in net assets resulting
  from operations.......................       3,800,575          2,239,766
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Distributions from net investment income
  Class A...............................        (759,855)        (1,061,046)
  Class I...............................         (87,524)           (29,901)
Distributions from realized gain
  Class A...............................        (417,182)                --
  Class I...............................         (24,725)                --
Distributions from capital
  Class A...............................              --            (14,377)
  Class I...............................              --               (392)
FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares
  Class A...............................      35,611,659         19,514,402
  Class I...............................      13,889,759            740,495
Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
  Class A...............................         915,945          1,000,168
  Class I...............................          75,098             30,293
Cost of shares redeemed
  Class A...............................     (16,323,092)       (11,872,932)
  Class I...............................      (2,189,747)          (177,996)
                                            ------------       ------------
  Net increase from Fund share
    transactions........................      31,979,622          9,234,430
                                            ------------       ------------
Net increase in net assets..............      34,490,911         10,368,480
NET ASSETS:
Beginning of period.....................      35,025,080         24,656,600
                                            ------------       ------------
End of period (including undistributed
  net investment income (loss) of
  ($125,233) and $2,749,
  respectively).........................    $ 69,515,991       $ 35,025,080
                                            ============       ============

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE SIX MONTH
                                            PERIOD ENDED       FOR THE YEAR
                                           APRIL 30, 2003         ENDED
                                             (UNAUDITED)     OCTOBER 31, 2002
                                          -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income...................   $    4,921,724     $    5,082,485
Net realized gain (loss) on
  investments...........................      (51,636,277)       (52,499,999)
Net change in unrealized appreciation of
  investments...........................       97,474,294         10,269,954
                                           --------------     --------------
Net increase in net assets resulting
  from operations.......................       50,759,741        (37,147,560)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Distributions from net investment income
  Class A...............................      (11,565,357)                --
  Class I...............................       (8,150,545)          (541,397)
FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares
  Class A...............................      533,417,799        458,990,100
  Class I...............................      354,736,065        301,753,761
Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
  Class A...............................       10,392,308                 --
  Class I...............................        5,781,574            457,018
Cost of shares redeemed
  Class A...............................     (217,295,174)      (106,572,536)
  Class I...............................     (115,399,393)       (92,672,095)
                                           --------------     --------------
  Net increase from Fund share
    transactions........................      571,633,179        561,956,248
                                           --------------     --------------
Net increase in net assets..............      602,677,018        524,267,291
NET ASSETS:
Beginning of period.....................    1,031,055,359        506,788,068
                                           --------------     --------------
End of period (including undistributed
  net investment income of ($10,320,170)
  and $4,474,008, respectively).........   $1,633,732,377     $1,031,055,359
                                           ==============     ==============

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE PERIOD ENDED
                                                       APRIL 30, 2003
                                                       (UNAUDITED)(1)
                                                    --------------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income.............................      $   304,608
Net realized gain on investments..................           71,580
Net change in unrealized appreciation of
  investments.....................................        1,074,711
                                                        -----------
Net increase in net assets resulting from
  operations......................................        1,450,899
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Distributions from net investment income
  Class A.........................................         (245,701)
  Class I.........................................          (38,898)
FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares
  Class A.........................................       14,629,237
  Class I.........................................        2,003,010
Net Asset Value of shares issued to shareholders
  in payment of distributions declared
  Class A.........................................          209,751
  Class I.........................................               21
Cost of shares redeemed
  Class A.........................................         (241,961)
  Class I.........................................              (10)
NET ASSETS:
Beginning of period...............................               --
                                                        -----------
End of period (including undistributed net
  investment income of $20,009)...................      $17,766,348
                                                        ===========

----------------

(1) For the period from the start of business, December 17, 2002, to April 30, 2003.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                          YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2003     -------------------------------------------------------
                                           (UNAUDITED)       2002(1)      2001        2000        1999        1998
                                          --------------     -------     -------     -------     -------     -------
Net Asset Value, beginning of period....     $ 12.55         $ 12.10     $ 11.09     $ 11.48     $ 12.22     $ 11.70
                                             -------         -------     -------     -------     -------     -------
Income (Loss) from investment
  operations:
  Net investment income.................        0.16            0.44        0.54        0.53        0.51        0.48
  Net realized and unrealized gain
    (loss) on investments...............        0.73            0.49        0.95       (0.44)      (0.77)       0.59
                                             -------         -------     -------     -------     -------     -------
    Total income (loss) from investment
      operations........................        0.89            0.93        1.49        0.09       (0.26)       1.07
                                             -------         -------     -------     -------     -------     -------
Less distributions:
  From net realized gains on
    investments.........................       (0.11)             --          --          --          --          --
  From net investment income............       (0.19)          (0.47)      (0.36)      (0.26)      (0.41)      (0.55)
  From capital (Note 1).................          --           (0.01)      (0.12)      (0.22)      (0.07)         --
                                             -------         -------     -------     -------     -------     -------
    Total distributions.................       (0.30)          (0.48)      (0.48)      (0.48)      (0.48)      (0.55)
                                             -------         -------     -------     -------     -------     -------
Net Asset Value, end of period..........     $ 13.14         $ 12.55     $ 12.10     $ 11.09     $ 11.48     $ 12.22
                                             =======         =======     =======     =======     =======     =======
Total Return............................        7.24%           7.86%      13.73%       0.82%      (2.17)%      9.43%
                                             =======         =======     =======     =======     =======     =======
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)....     $56,335         $33,858     $24,119     $21,794     $21,500     $15,254
Ratio of net investment income to
  average net assets....................        2.57%(4)        3.65%       4.70%       4.80%       4.11%       3.93%
Ratio of expenses to average net
  assets(2).............................        1.18%(4)        1.28%       1.16%       1.28%       1.36%       1.77%
Ratio of total net expenses to average
  net assets............................        1.18%(4)        1.28%(3)    1.16%(3)    1.27%(3)    1.36%(3)    1.77%(3)
Portfolio turnover rate.................          83%            156%         96%         79%        136%        269%

------------------

(1) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.63% to 3.65%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(3) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 1.38%, 1.49%, 1.60%, 1.69% and 1.83% for the years ended October 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(4)  Annualized.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     CLASS I
                                          -------------------------------------------------------------
                                            SIX MONTHS           YEAR ENDED
                                              ENDED             OCTOBER 31,               PERIOD
                                          APRIL 30, 2003     ------------------            ENDED
                                           (UNAUDITED)       2002(1)      2001      OCTOBER 31, 2000(2)
                                          --------------     -------     ------     -------------------
Net Asset Value, beginning of period....     $ 12.56         $12.07      $11.03           $11.54
                                             -------         ------      ------           ------
Income (Loss) from investment
  operations:
  Net investment income.................        0.22           0.48        0.59             0.47
  Net realized and unrealized gain
    (loss) on investments...............        0.70           0.50        0.94            (0.49)
                                             -------         ------      ------           ------
    Total income (loss) from investment
      operations........................        0.92           0.98        1.53            (0.02)
                                             -------         ------      ------           ------
Less distributions:
  From net realized gains on
    investments.........................       (0.11)            --          --               --
  From net investment income............       (0.20)         (0.48)      (0.39)           (0.28)
  From capital (Note 1).................          --          (0.01)      (0.10)           (0.21)
                                             -------         ------      ------           ------
    Total distributions.................       (0.31)         (0.49)      (0.49)           (0.49)
                                             -------         ------      ------           ------
Net Asset Value, end of period..........     $ 13.17         $12.56      $12.07           $11.03
                                             =======         ======      ======           ======
Total Return............................        7.27%          8.41%      14.20%           (0.14)%
                                             =======         ======      ======           ======
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)....     $13,181         $1,167      $  538           $  654
Ratio of net investment income to
  average net assets....................        3.04%(5)       4.00%       5.13%            4.39%(5)
Ratio of expenses to average net
  assets(3).............................        0.91%(5)       0.85%       0.74%            1.67%(5)
Ratio of total net expenses to average
  net assets............................        0.91%(5)       0.85%(4)    0.74%(4)         1.66%(4)(5)
Portfolio turnover rate.................          83%           156%         96%              79%

------------------

(1) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.98% to 4.00%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Class I shares commenced operations on November 17, 1999. The opening net asset value per share was equal to the ending net asset value of Class A shares on the day prior to commencement of operations.
(3) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(4) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 0.95%, 1.07% and 1.99% for the years ended October 31, 2002, 2001, and 2000, respectively.
(5)  Annualized.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
                                          -----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                            YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2003     ----------------------------------------------------------
                                           (UNAUDITED)         2002         2001         2000        1999        1998
                                          --------------     --------     --------     --------     -------     -------
Net Asset Value, beginning of period....     $  19.60        $  19.95     $  25.06     $  21.80     $ 15.39     $ 13.41
                                             --------        --------     --------     --------     -------     -------
Income (Loss) from investment
  operations:
  Net investment income (loss)..........         0.10            0.11         0.07         0.05       (0.07)      (0.03)
  Net realized and unrealized gain
    (loss) on investments...............         0.52           (0.46)       (5.18)        5.04        6.87        2.16
                                             --------        --------     --------     --------     -------     -------
    Total income (loss) from investment
      operations........................         0.62           (0.35)       (5.11)        5.09        6.80        2.13
                                             --------        --------     --------     --------     -------     -------
Less distributions:
  From net realized gains on
    investments.........................           --              --           --        (1.76)      (0.39)         --
  From net investment income............        (0.32)             --           --        (0.07)         --       (0.15)
                                             --------        --------     --------     --------     -------     -------
    Total distributions.................        (0.32)             --           --        (1.83)      (0.39)      (0.15)
                                             --------        --------     --------     --------     -------     -------
Net Asset Value, end of period..........     $  19.90        $  19.60     $  19.95     $  25.06     $ 21.80     $ 15.39
                                             ========        ========     ========     ========     =======     =======
Total Return............................         3.19%          (1.75)%     (20.49)%      24.60%      44.86%      16.10%
                                             ========        ========     ========     ========     =======     =======
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)....     $960,726        $615,897     $287,174     $234,482     $87,953     $56,718
Ratio of net investment income to
  average net assets....................         0.62%(3)        0.49%        0.36%        0.32%      (0.48)%     (0.15)%
Ratio of expenses to average net
  assets(1).............................         1.37%(3)        1.51%        1.53%        1.42%       1.96%       1.87%
Ratio of total net expenses to average
  net assets............................         1.32%(3)        1.43%        1.40%        1.37%(2)    1.96%       1.85%(2)
Portfolio turnover rate.................           24%             93%          89%          72%         73%        134%

------------------

(1) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(2) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratio would have been 1.52% and 2.07% for the years ended October 31, 2000 and 1998, respectively.
(3)  Annualized.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS I
                                          ------------------------------------------
                                            SIX MONTHS
                                              ENDED          YEAR ENDED OCTOBER 31,            PERIOD
                                          APRIL 30, 2003     -----------------------            ENDED
                                           (UNAUDITED)         2002          2001        OCTOBER 31, 2000(1)
                                          --------------     ---------     ---------     -------------------
Net Asset Value, beginning of period....     $  19.79        $  20.08      $  25.16           $  22.19
                                             --------        --------      --------           --------
Income (Loss) from investment
  operations:
  Net investment income.................         0.12            0.21          0.14               0.22
  Net realized and unrealized gain
    (loss) on investments...............         0.57           (0.45)        (5.16)              2.75
                                             --------        --------      --------           --------
    Total income (loss) from investment
      operations........................         0.69           (0.24)        (5.02)              2.97
                                             --------        --------      --------           --------
Less distributions:
  From net investment income............        (0.33)          (0.05)        (0.06)                --(2)
                                             --------        --------      --------           --------
    Total distributions.................        (0.33)          (0.05)        (0.06)                --
                                             --------        --------      --------           --------
Net Asset Value, end of period..........     $  20.15        $  19.79      $  20.08           $  25.16
                                             ========        ========      ========           ========
Total Return............................         3.55%          (1.21)%      (20.10)%            13.53%(3)
                                             ========        ========      ========           ========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)....     $673,006        $415,159      $219,614           $164,665
Ratio of net investment income to
  average net assets....................         0.97%(5)        0.99%         0.86%              1.10%
Ratio of expenses to average net
  assets(4).............................         1.03%(5)        1.00%         1.02%              0.88%(5)
Ratio of total net expenses to average
  net assets............................         0.98%(5)        0.92%         0.89%              0.83%(5)(6)
Portfolio turnover rate.................           24%             93%           89%                72%

------------------

(1) Class I shares commenced operations on November 17, 1999. The opening net asset value per share was equal to the net asset value of Class A shares on the day prior to commencement of operations.
(2)  Amount is less than 0.01 per share.
(3)  Due to a calculation error the total return has been restated from 13.99%.
(4) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(5)  Annualized.
(6) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratio would have been 0.98% for the year ended October 31, 2000.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS A
                                                    --------------
                                                        PERIOD
                                                        ENDED
                                                    APRIL 30, 2003
                                                    (UNAUDITED)(1)
                                                    --------------
Net Asset Value, beginning of period..............     $ 10.00
                                                       -------
Income (Loss) from investment operations:
  Net investment income...........................        0.26(2)
  Net realized and unrealized gain on
    investments...................................        0.82
                                                       -------
    Total income from investment operations.......        1.08
                                                       -------
Less distributions:
  From net investment income......................       (0.22)
                                                       -------
    Total distributions...........................       (0.22)
                                                       -------
Net Asset Value, end of period....................     $ 10.86
                                                       =======
Total Return......................................       10.88%
                                                       =======
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)..............     $15,603
Ratio of net investment income to average net
  assets..........................................        6.90%(5)
Ratio of expenses to average net assets(3)........        1.25%(5)
Ratio of total net expenses to average net
  assets..........................................        1.24%(4)(5)
Portfolio turnover rate...........................          37%

------------------

(1)  Class A shares commenced operations on December 17, 2002.
(2)  Based on average shares outstanding during the period.
(3) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(4) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that the net annual operating expenses of the Fund based on average net assets are limited to 1.25%. Had such action not been taken, the operating expense ratio would have been 2.62%.
(5)  Annualized.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS I
                                                    --------------
                                                        PERIOD
                                                        ENDED
                                                    APRIL 30, 2003
                                                    (UNAUDITED)(1)
                                                    --------------
Net Asset Value, beginning of period..............      $10.00
                                                        ------
Income (Loss) from investment operations:
  Net investment income...........................        0.21(2)
  Net realized and unrealized gain on
    investments...................................        0.78
                                                        ------
    Total income from investment operations.......        0.99
                                                        ------
Less distributions:
  From net investment income......................       (0.19)
                                                        ------
    Total distributions...........................       (0.19)
                                                        ------
Net Asset Value, end of period....................      $10.80
                                                        ======
Total Return......................................       10.02%
                                                        ======
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)..............      $2,163
Ratio of net investment income to average net
  assets..........................................        8.23%(5)
Ratio of expenses to average net assets(3)........        1.00%(5)
Ratio of total net expenses to average net
  assets..........................................        0.99%(4)(5)
Portfolio turnover rate...........................          37%

------------------

(1)  Class I shares commenced operations on January 30, 2003.
(2)  Based on average shares outstanding during the period.
(3) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(4) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that the net annual operating expenses of the Fund based on average net assets are limited to 1.00%. Had such action not been taken, the operating expense ratio would have been 2.27%.
(5)  Annualized.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

    Julius Baer Investment Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers three investment funds: Julius Baer Global Income Fund (the "Income Fund"), Julius Baer International Equity Fund (the "Equity Fund") and Julius Baer Global High Yield Bond Fund (the "High Yield Fund") (individually, a "Fund" and collectively, the "Funds"). The Trust is a Massachusetts business trust.

    Each Fund currently offers two share classes, Class A and Class I. The two classes of shares are offered to different types of investors and have different expense structures, as outlined in the Trust's Prospectus. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Class I shares commenced operations on November 17, 1999 for the Income Fund and the Equity Fund and on January 30, 2003 for the High Yield Fund.

    The Income Fund's investment objective is to maximize current income consistent with the protection of principal by investing in a non-diversified portfolio of high quality fixed income securities of governmental, supranational and corporate issuers denominated in various currencies, including United States (U.S.) dollars. The Equity Fund's investment objective is long-term growth of capital from primarily investing in a diversified portfolio of common stocks of foreign issuers of all sizes. The High Yield Fund's investment objective is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation by investing in a diversified portfolio of below investment grade, fixed income securities (commonly known as "junk bonds") of issues located throughout the world.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

   PORTFOLIO VALUATION: Each Fund's investments are valued at market value. A security which is traded primarily on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or its delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the Trust's Board of Trustees. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. In the absence of a readily available market value, fair value is determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation, in return for the use of the Fund's available cash, subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED) amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

   FOREIGN CURRENCY: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

   FORWARD FOREIGN CURRENCY CONTRACTS: Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   FINANCIAL FUTURES CONTRACTS: Upon entering into a futures contract, the Fund is required to deposit with the broker or to segregate for the benefit of the broker an amount of cash or cash equivalents equal to a certain precentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

    For long futures positions, the asset is marked-to-market daily. For short futures positions, the liability is marked-to-market daily. The daily changes in the contract are recorded as unrealized gains or losses. The Fund realizes a gain or a loss when the contract is closed.

    There are several risks connected with the use of futures contracts. The change in value of futures contracts primarily corresponds with the value of the their underlying instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   SECURITIES LENDING: The Equity Fund has established a securities lending agreement with Investors Bank & Trust Company in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. The Fund may loan securities to brokers, dealers, and financial institutions determined by Julius Baer to be creditworthy, subject to certain limitations. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received.

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

   AMORTIZATION OF BOND PREMIUM AND ACCRETION OF BOND DISCOUNT: Effective November 1, 2001, the Income Fund and the Equity Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to November 1, 2001, the Funds did not amortize market premiums on fixed-income securities.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Income Fund and the High Yield Fund declare and pay monthly dividends. The Equity Fund declares and pays dividends from its net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

   FEDERAL INCOME TAXES: The Trust intends that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS

    Julius Baer Investment Management Inc. ("JBIMI" or "Adviser") serves as the investment adviser. Prior to January 1, 2001, the Income and Equity Fund were managed by Bank Julius Baer & Co., Ltd. The Income Fund pays JBIMI a quarterly fee calculated at an annual rate of 0.65% of average daily net assets. The Adviser had agreed to waive 0.325% of its advisory fee on the first $25 million of the Income Fund's average daily net assets until February 28, 2002, at which time the waiver expired. The Equity Fund pays JBIMI a quarterly fee calculated at an annual rate of 0.90% of average daily net assets. The High Yield Fund pays JBIMI a quarterly fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has contractually agreed to reimburse certain expenses of the High Yield Fund through December 31, 2004, so that the net operating expenses of the High Yield Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average net assets are limited to 1.25% and 1.00% of the Class A and Class I shares, respectively (the "Expense Limit"). The High Yield Fund has agreed to repay the Adviser for expenses reimbursed to the High Yield Fund provided that repayment does not cause the High Yield Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

    From November 17, 1999 through December 28, 2002, Bank Julius Baer served as Co-Administrator of the Class A shares for the Income and Equity Fund and was paid a fee for providing administrative and shareholder services at an annual rate of 0.15% and 0.25% of average daily net assets of the Income and Equity Fund, respectively.

    No director, officer or employee of JBIMI or any affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Funds.

    The Funds have entered into expense offset arrangements as part of their custody agreement with Investors Bank & Trust Company. Under this arrangement, the Fund's custody fees are reduced when the Fund maintains cash on deposit at the custodian.

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

    For the six months ended April 30, 2003 the Equity Fund incurred total brokerage commissions of $1,917,224 of which $370,887 was paid to affiliates of the adviser.

3. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Services Plan and a Distribution Plan (the "Plans") for the Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Funds may compensate certain financial institutions, including the distributor, for certain distribution, shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of each of the Funds' Class A shares. A Fund may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of the Fund attributable to Class A Shares. The adviser may pay additional marketing costs out of their profits.

    Under their terms, the Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

4. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales (including paydowns) of securities, excluding U.S. Government securities and short-term investments, during the six months ended April 30, 2003 were as follows:

                                            COST OF       PROCEEDS
                                           PURCHASES     FROM SALES
                                           ---------     ----------
Income Fund.............................  $ 31,279,692  $ 14,174,075
Equity Fund.............................   718,007,328   253,255,337
High Yield Fund.........................    19,412,795     3,154,160

    Cost of purchases and proceeds from sales of long-term U.S. Government securities during the six months ended April 30, 2003 were $35,682,904 and $28,006,153, respectively for the Income Fund.

    At April 30, 2003, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

                                           UNREALIZED    UNREALIZED
                                          APPRECIATION  DEPRECIATION
                                          ------------  ------------
Income Fund.............................  $  3,835,587  $    (69,543)
Equity Fund.............................   129,110,817   (63,453,787)
High Yield Fund.........................     1,098,278       (45,115)

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

5. SHARES OF BENEFICIAL INTEREST

    The Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Income Fund, the Equity Fund, and the High Yield Fund were as follows:

                                            SIX MONTH PERIOD ENDED
                                                APRIL 30, 2003        YEAR ENDED OCTOBER 31, 2002
                                          --------------------------  ---------------------------
                                            SHARES        AMOUNT        SHARES         AMOUNT
                                            ------        ------        ------         ------
INCOME FUND:
CLASS A
  Sold..................................    2,788,554  $  35,611,659   1,594,146   $  19,514,402
  Issued as reinvestment of dividends...       71,664        915,945      83,241       1,000,168
  Redeemed..............................   (1,271,477)   (16,323,092)   (972,372)    (11,872,932)
                                          -----------  -------------  ----------   -------------
    Net increase........................    1,588,741  $  20,204,512     705,015   $   8,641,638
                                          ===========  =============  ==========   =============
CLASS I
  Sold..................................    1,072,260  $  13,889,759      60,381   $     740,495
  Issued as reinvestment of dividends...        5,337         75,098       2,505          30,293
  Redeemed..............................     (169,560)    (2,189,747)    (14,450)       (177,996)
                                          -----------  -------------  ----------   -------------
    Net increase........................      908,037  $  11,775,110      48,436   $     592,792
                                          ===========  =============  ==========   =============
EQUITY FUND:
CLASS A
  Sold..................................   27,501,125  $ 533,417,799  22,222,364   $ 458,990,100
  Issued as reinvestment of dividends...      537,388     10,392,308          --              --
  Redeemed..............................  (11,184,174)  (217,295,174) (5,197,999)   (106,572,536)
                                          -----------  -------------  ----------   -------------
    Net increase........................   16,854,339  $ 326,514,933  17,024,365   $ 352,417,564
                                          ===========  =============  ==========   =============
CLASS I
  Sold..................................   18,168,298  $ 354,736,065  14,487,076   $ 301,753,761
  Issued as reinvestment of dividends...      297,117      5,781,574      21,982         457,018
  Redeemed..............................   (6,038,209)  (115,399,393) (4,469,888)    (92,672,095)
                                          -----------  -------------  ----------   -------------
    Net increase........................   12,427,206  $ 245,118,246  10,039,170   $ 209,538,684
                                          ===========  =============  ==========   =============
HIGH YIELD FUND:
CLASS A*
  Sold..................................    1,439,967  $  14,629,237
  Issued as reinvestment of dividends...       20,245        209,751
  Redeemed..............................      (23,582)      (241,961)
                                          -----------  -------------
    Net increase........................    1,436,630  $  14,597,027
                                          ===========  =============
CLASS I+
  Sold..................................      200,284  $   2,003,010
  Issued as reinvestment of dividends...            2             21
  Redeemed..............................           (1)           (10)
                                          -----------  -------------
    Net increase........................      200,285  $   2,003,021
                                          ===========  =============

----------------

  *  Commenced operations on December 17, 2003
  +  Commenced operations on January 30, 2003

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

6. FOREIGN SECURITIES

    Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7. FEDERAL TAX INFORMATION

    At October 31, 2002, the Equity Fund had $131,306,184 available as capital loss carryforwards, of which $338,641 expires in 2008, $75,554,799 expires in 2009, and $55,412,744 expires in 2010.

    The tax character of distributions paid for the year ended October 31, 2002 were as follows:

                                          INCOME FUND  EQUITY FUND
                                          -----------  -----------
          Ordinary Income...............  $1,090,947    $541,397
          Long Term Capital Gains.......  $   14,769          --

    As of October 31, 2002, the components of Distributable Earnings on a tax basis for the Income Fund were as follows:

      Undistributed/(Overdistributed) Ordinary
        Income................................          --
      Unrealized
        Appreciation/(Depreciation)...........  $1,545,362
      Undistributed Long Term Capital Gains...  $  441,906

The difference between the components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Income Fund are primarily forwards and differences between book and tax amortization accounting.

    As of October 31, 2002, the components of Distributable Earnings on a tax basis for the Equity Fund were as follows:

      Undistributed/(Overdistributed) Ordinary
        Income................................  $  19,715,880
      Unrealized
        Appreciation/(Depreciation)...........  $ (45,214,372)
      Capital Loss Carryforward...............  $(131,306,184)

The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Equity Fund are primarily due to wash sales, forwards, and Marking-to-Market of passive foreign investment companies.

8. SECURITY LENDING AGREEMENT

    The loan rebate fee paid by the Equity Fund offsets a portion of the interest income received and amounted to $174,992 for the six months ended
April 30, 2003. At April 30, 2003 the value of the securities loaned and the value of the collateral amounted to approximately $178,097,269 and $189,486,902, respectively. In the event of counterparty default, the Equity Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Equity Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

9. FINANCIAL FUTURES CONTRACTS

    The following financial futures contracts were outstanding as of April 30, 2003:

                                                           NET UNREALIZED
                                                            APPRECIATION
EXPIRATION DATE  CONTRACTS                     POSITION    (DEPRECIATION)
---------------  ---------                     --------    --------------
        6/03     580 Nikkei 225                  Long        $ (871,031)
        6/03     1,100 DJ Euro Stoxx 50          Long        $2,147,861
        6/03     500 FTSE 100 Index              Long        $2,326,529

                                                                      JULIUS BAR

JULIUS BAER INVESTMENT FUNDS

330 Madison Avenue
New York, New York 10017

This report is sent to shareholders of the Julius Baer
Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.

www.us-funds.juliusbaer.com

Julius Baer Group: Zurich (head office), Amsterdam, Basle, Berne, Frankfurt, Geneva, Grand Cayman, Guernsey, Hong Kong, Lausanne, London, Los Angeles, Lucerne, Lugano, Luxemburg, Madrid, Milan, Montreal, New York, Palm Beach, Paris, Stockholm, Vienna and Zug.

ITEM 2. CODE OF ETHICS. Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to this filing.

ITEM 5. (Reserved)

ITEM 6. (Reserved)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to this filing.

ITEM 8. (Reserved)

ITEM 9. CONTROLS AND PROCEDURES.

      (a) Within the 90-day period immediately preceding the filing of this Report, the Company's Chief Executive Officer and Principal Financial Officer has each evaluated the effectiveness of the Company's "Disclosure Controls and Procedures" and has concluded that they were effective. As such term is used above, the Company's Controls and Procedures are controls and other procedures of the Company that are designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Security Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Company in such reports is accumulated and communicated to the Company's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses

ITEM 10. EXHIBITS.

      SUB-ITEM 10a - Not applicable to this filing.

      SUB-ITEM 10b - Certification Exhibits are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Julius Baer Investment Funds
              ---------------------------------------------------------

By (Signature and Title)*  /s/ M. Quain, President & CEO
                           --------------------------------------------

Date  June 30, 2003
     ---------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ M. Quain, President & CEO
                           --------------------------------------------

Date  June 30, 2003
     ---------------

By (Signature and Title)*  /s/ Craig M. Giunta, Chief Financial Officer
                           --------------------------------------------

Date  June 30, 2003
     ---------------

* Print the name and title of each signing officer under his or her signature.